July 24, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Eaton Vance Tax-Advantaged Dividend Income Fund (the “Fund” or the “Registrant”)

Registration Statement on Form N-2 (333-230093; 811-21400)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The Fund has received an order under Section 19(b) to permit it to make periodic capital gains dividends with respect to its Common Shares as frequently as twelve times each year, and as frequently as dividends are specified by or determined in accordance with the terms of any outstanding preferred shares that such Fund may issue.

The total registration fee for purposes of this filing is $32,670.47, of which $32,667.81 has been wired through the FEDWIRE system to the Securities and Exchange Commission (the “SEC”). The Shelf Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The Shelf Registration Statement was amended for the purpose of responding to comments provided by Lauren Hamilton and Lisa Larkin of the SEC’s Division of Investment Management to the undersigned telephonically on March 15, 2019 and March 26, 2019, respectively, and to make certain other non-material changes as marked therein. We request that the Staff review the Shelf Registration Statement as promptly as possible and contact the undersigned at its earliest possible convenience if the Staff has any further comments.

Questions should be directed to the undersigned at (617) 672-7831.

Sincerely,

/s/ Kimberly M. Roessiger

Kimberly M. Roessiger, Esq.

Assistant Vice President